PGIM Jennison Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 6.2%
Airbus SE (France)	41,086	$8,579,874
Boeing Co. (The)*	41,973	9,702,059
General Electric Co.	21,746	7,040,485
Northrop Grumman Corp.	16,309	9,193,057
RTX Corp.	69,418	12,471,638
		46,987,113
Automobiles 1.9%
General Motors Co.	168,601	14,034,347
Banks 10.5%
Bank of America Corp.	284,325	14,671,170
JPMorgan Chase & Co.	101,292	30,317,708
M&T Bank Corp.	46,616	10,074,184
PNC Financial Services Group, Inc. (The)	60,881	13,462,007
Truist Financial Corp.	226,523	10,920,674
		79,445,743
Beverages 0.8%
PepsiCo, Inc.	44,649	6,437,939
Biotechnology 1.2%
AbbVie, Inc.	42,820	9,322,770
Broadline Retail 2.1%
Amazon.com, Inc.*	59,377	16,069,791
Building Products 1.9%
Johnson Controls International PLC	107,502	14,411,718
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	17,076	17,512,463
Chemicals 2.8%
Dow, Inc.	185,465	6,259,444
DuPont de Nemours, Inc.	145,748	7,057,118
Linde PLC	15,481	7,704,739
		21,021,301
Communications Equipment 3.1%
Cisco Systems, Inc.	192,382	23,166,641
Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	175,521	20,316,556
Electric Utilities 1.6%
Alliant Energy Corp.	72,069	5,160,861
PPL Corp.	187,477	6,634,811
		11,795,672
Electrical Equipment 0.9%
Siemens Energy AG (Germany)	37,329	7,066,906

PGIM Jennison Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.3%
Walt Disney Co. (The)	98,619	$10,042,373
Ground Transportation 1.4%
Union Pacific Corp.	38,969	10,234,818
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	26,537	10,092,287
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	21,877	6,108,058
Household Durables 1.3%
Toll Brothers, Inc.	69,095	9,572,421
Industrial Conglomerates 1.4%
3M Co.	70,128	10,738,701
Industrial REITs 1.1%
Prologis, Inc.	60,710	8,710,064
Insurance 4.2%
Chubb Ltd.	25,927	8,082,224
Lincoln National Corp.	186,184	6,570,433
Marsh & McLennan Cos., Inc.	33,168	5,305,885
MetLife, Inc.	147,593	12,204,465
		32,163,007
Interactive Media & Services 4.8%
Alphabet, Inc. (Class A Stock)	81,128	30,856,223
Meta Platforms, Inc. (Class A Stock)	8,507	5,380,763
		36,236,986
IT Services 0.9%
International Business Machines Corp.	23,168	6,899,430
Machinery 3.1%
Caterpillar, Inc.	11,450	10,028,712
Parker-Hannifin Corp.	15,683	13,246,332
		23,275,044
Multi-Utilities 4.2%
CenterPoint Energy, Inc.	312,523	13,207,222
NiSource, Inc.	409,416	18,923,208
		32,130,430
Oil, Gas & Consumable Fuels 8.2%
Cheniere Energy, Inc.	34,183	7,686,389
Chevron Corp.	69,376	12,658,345
Exxon Mobil Corp.	119,671	17,383,410
Shell PLC, ADR	126,045	10,602,905
Williams Cos., Inc. (The)	190,862	13,625,638
		61,956,687
Personal Care Products 0.6%
Unilever PLC (United Kingdom), ADR	82,356	4,648,996

PGIM Jennison Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 5.3%
AstraZeneca PLC (United Kingdom)	47,259	$8,774,579
Eli Lilly & Co.	12,603	13,926,315
Merck & Co., Inc.	87,792	10,422,666
Roche Holding AG, ADR	126,805	6,644,582
		39,768,142
Residential REITs 1.4%
Camden Property Trust	97,211	10,358,804
Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc.*	50,695	26,163,690
Applied Materials, Inc.	37,390	16,827,743
Broadcom, Inc.	31,140	13,912,418
Intel Corp.*	46,553	5,338,698
Micron Technology, Inc.	18,112	17,586,752
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	25,238	10,560,841
Texas Instruments, Inc.	39,310	12,016,281
		102,406,423
Software 0.7%
Microsoft Corp.	11,638	5,239,893
Specialized REITs 1.2%
Gaming & Leisure Properties, Inc.	195,797	9,196,585
Specialty Retail 0.9%
Lowe’s Cos., Inc.	33,179	7,112,250
Technology Hardware, Storage & Peripherals 1.4%
Dell Technologies, Inc. (Class C Stock)	25,027	10,534,115
Trading Companies & Distributors 1.2%
United Rentals, Inc.	8,938	8,899,299

Total Long-Term Investments (cost $416,296,393)		743,913,773

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $11,765,740)(wb)	11,765,740	11,765,740

TOTAL INVESTMENTS 99.8% (cost $428,062,133)		755,679,513
Other assets in excess of liabilities 0.2%		1,730,456

Net Assets 100.0%		$757,409,969

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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